Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fixed maturities, available-for-sale, amortized cost	$ 8,299,496	$ 8,274,194
Common stock, par value	$ 100	$ 100
Common stock, shares authorized	30,000	30,000
Common stock, shares issued	25,000	25,000
Common stock, shares outstanding	25,000	25,000